Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Prepaid insurance - related party	$ 0	$ 2,428
Prepaid expenses from related parties	2,461	8,819
Prepaid interest	6,870	1,153
Prepaid insurance	4,449	1,001
Third party - prepaid vessel operating expenses	712	1,255
Other prepaid expenses	1,179	5,492
Current prepayments and other current assets	15,671	17,720
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 2,461	$ 6,391